Jul. 05, 2024
First Trust Long Duration Opportunities ETF

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the third and fourth sentences of the first paragraph under the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

As discussed in more detail below, the Fund may purchase mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls, which also count toward the 80% investment requirement set forth above.